Organization	12 Months Ended
Dec. 31, 2013
Organization [Abstract]
Organization
1.	Organization

Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. (“Spectrum Currency”), Morgan Stanley Smith Barney Spectrum Global Balanced L.P. (“Spectrum Global Balanced”), Morgan Stanley Smith Barney Spectrum Select L.P. (“Spectrum Select”), Morgan Stanley Smith Barney Spectrum Strategic L.P. (“Spectrum Strategic”) and Morgan Stanley Smith Barney Spectrum Technical L.P. (“Spectrum Technical”) (individually, a “Partnership”, or collectively, the “Partnerships”) are limited partnerships organized to engage primarily in the speculative trading of futures contracts, options on futures and forward contracts, and forward contracts on physical commodities and other commodity interests, including, but not limited to, foreign currencies, financial instruments, metals, energy, and agricultural products (collectively, “Futures Interests”) (refer to Note 6. Financial Instruments).

Ceres Managed Futures LLC, a Delaware limited liability company, acts as the general partner (“Ceres” or the “General Partner”) and commodity pool operator of the Partnerships. Ceres is a wholly-owned subsidiary of Morgan Stanley Smith Barney Holdings LLC (“MSSBH”).  MSSBH is wholly-owned indirectly by Morgan Stanley.  Prior to June 2013, Citigroup Inc. was an indirect minority owner of MSSBH.  Morgan Stanley Smith Barney LLC is doing business as Morgan Stanley Wealth Management (“Morgan Stanley Wealth Management”).  This entity, previously acted as a non-clearing commodity broker for the Partnerships.  Morgan Stanley Wealth Management is a principal subsidiary of MSSBH.

The clearing commodity broker is Morgan Stanley & Co. LLC (“MS&Co.”).  Morgan Stanley & Co. International plc (“MSIP”) previously served as a clearing commodity broker for the Partnerships.  MS&Co. also acts as the counterparty on all trading of foreign currency forward contracts. Morgan Stanley Capital Group Inc. (“MSCG”) acts as the counterparty on all trading of options on foreign currency forward contracts.  MS&Co. and MSCG are wholly-owned subsidiaries of Morgan Stanley.

The Partnerships no longer offer Units of limited partnership interest (“Unit(s)”) for purchase or exchange.

Effective December 1, 2013, the management fee payable by Spectrum Technical to Blackwater Capital Management LLC (“Blackwater”) was reduced from a monthly management fee rate equal to 1/12 of 1.25% (a 1.25% annual rate) per month of net assets allocated to Blackwater on the first day of each month to a monthly management fee rate equal to 1/12 of 0.75% (a 0.75% annual rate) per month of net assets allocated to Blackwater on the first day of each month.

Effective December 1, 2013, the management fee payable by Spectrum Select to Northfield Trading L.P. (“Northfield”) was reduced from a monthly management fee rate equal to 1/12 of 2% (a 2% annual rate) of net assets allocated to Northfield on  the first day of each month to a monthly management fee rate equal to 1/12 of 1% (a 1% annual rate) per month of net assets allocated to Northfield on the first day of each month.

Effective October 1, 2013, the management fee payable by Spectrum Currency to Krom River Investment Management (Cayman) Limited (together with its affiliate, Krom River Trading AG) (“Krom River”)  was reduced from a monthly management fee rate equal to 1/12 of 2% (a 2% annual rate) per month of net assets allocated to Krom River on the first day of each month to a monthly management fee rate equal to 1/12 of 1% (a 1% annual rate) per month of net assets allocated to Krom River on the first day of each month.

Effective October 1, 2013, the General Partner determined that Spectrum Currency’s assets allocated to The Cambridge Strategy (Asset Management) Limited (“Cambridge”) shall be allocated 50% to Cambridge’s Asian Markets Alpha Programme, and 50% to Cambridge’s Emerging Markets Alpha Programme.

Effective October 1, 2013, EMC Capital Management, Inc. (“EMC”) assigned its obligations, rights and interest to EMC Capital Advisors, LLC (“EMC Capital Advisors”).  EMC Capital Advisors has assumed all of EMC’s obligations under the management agreement, dated as of June 1, 1998, as amended, among Spectrum Select, the General Partner and EMC.

Effective June 30, 2013, Ceres terminated the management agreement among Ceres, Sunrise Capital Management, Inc. (“Sunrise Capital”) and Spectrum Select, pursuant to which Sunrise Capital ceased all Futures Interest trading on behalf of  Spectrum Select.

Effective May 31, 2013, Ceres terminated the management agreement among Ceres, C-View International Limited (“C-View”) and Spectrum Currency pursuant to which C-View ceased all Futures Interest trading on behalf of Spectrum Currency.

Effective May 31, 2013, Ceres terminated the management agreement among Ceres, C-View and Spectrum Global Balanced pursuant to which C-View ceased all Futures Interest trading on behalf of Spectrum Global Balanced.

Effective the close of business on October 31, 2012, Ceres terminated the management agreement dated as of November 1, 1994, and as amended on November 30, 2000, between Ceres, John W. Henry & Company, Inc. (“JWH”) and Spectrum Technical.  Consequently, JWH ceased all trading on behalf of Spectrum Technical effective October 31, 2012.

Effective the close of business on October 31, 2012, Ceres terminated the management agreement dated as of November 1, 1994, among Ceres, Chesapeake Capital Corporation (“Chesapeake”) and Spectrum Technical.  Consequently, Chesapeake ceased all trading on behalf of Spectrum Technical effective October 31, 2012.

On October 22, 2012, Ceres, Cambridge and Spectrum Currency entered into a management agreement pursuant to which, effective November 1, 2012, Cambridge serves as a trading advisor to Spectrum Currency and trades its allocated portion of Spectrum Currency’s net assets through its investment in Cambridge Master Fund L.P. (“Cambridge Master Fund”) pursuant to the Cambridge Asian Markets Alpha Programme.

Effective the close of business on October 10, 2012, Ceres terminated the management agreement dated as of January 1, 2012, between Ceres, Flintlock Capital Asset Management, LLC (“Flintlock”) and Spectrum Currency.  The Partnership fully redeemed its investment in FL Master Fund L.P. (“FL Master Fund”) effective October 10, 2012.

Effective June 1, 2012, Chesapeake reduced the management fee it receives from Spectrum Technical from a  rate of 1/12 of 2% (a 2% annual rate) of adjusted net assets to 1/12 of 1% (a 1% annual rate) of adjusted net assets.

Effective June 1, 2012, Aspect Capital Limited (“Aspect”) reduced the monthly management fee for Spectrum Technical from 1/12 of 2.0% (a 2.0% annual rate) to 1/12 of 1.5% (a 1.5% annual rate) of the net assets as of the first day of each month.

Effective May 22, 2012, Chesapeake, in consultation with the General Partner for Spectrum Technical temporarily reduced the overall leverage of Spectrum Technical’s assets traded pursuant to Chesapeake’s Diversified 2XL Program (the “Program”) from 75% of the customary leverage utilized by the Program, to 50% of the customary leverage utilized by the Program, a reduction of 33.33%.  This reduction in leverage was in response to the then current market environment and the adverse performance experienced by Chesapeake over the previous 12 months.

As of January 2, 2012, the General Partner changed the trading strategy of Spectrum Currency to a strategy in which the trading advisors employ proprietary trading models and methodologies that seek to identify favorable price relationships between and among various global currency and commodity markets through the analysis of technical market information.  Spectrum Currency aims to achieve capital appreciation through speculative trading directly and indirectly, in U.S. and international markets for currencies, agricultural and energy products and precious and base metals.  Spectrum Currency may employ futures, options on futures, and forward contracts in those markets.

Effective January 1, 2012, the management fee payable by Spectrum Technical to Winton Capital Management Limited (“Winton”) was reduced from a monthly management fee rate equal to 1/6 of 1% (a 2% annual rate) per month of net assets allocated to Winton on the first day of each month to a monthly management fee rate equal to 1/12 of 1.5% (a 1.5% annual rate) per month of net assets allocated to Winton on the first day of each month.

Effective January 1, 2012, the General Partner added Flintlock and Krom River as trading advisors to manage the assets of Spectrum Currency through its investments in FL Master Fund and KR Master Fund L.P. (“KR Master Fund”), respectively.

Effective December 31, 2011, the General Partner removed the following trading advisors from Spectrum Currency: JWH and Sunrise Capital Partners, LLC (“Sunrise”).  Consequently, both JWH and Sunrise ceased all futures interest trading on behalf of Spectrum Currency as of that date.

Effective December 1, 2011, the General Partner added Aventis Asset Management LLC (“Aventis”) and PGR Capital LLP (“PGR”) as trading advisors to manage the assets of Spectrum Strategic through its investment in MB Master Fund L.P. (“MB Master Fund”) and PGR Master Fund L.P. ( “PGR Master Fund”), respectively.

Effective December 1, 2011, the General Partner added Blackwater as a trading advisor to manage the assets of Spectrum Technical through its investment in Blackwater Master Fund L.P. (“Blackwater Master Fund”).

Effective November 30, 2011, the General Partner has removed Eclipse Capital Management Inc. (“Eclipse”) as a trading advisor to Spectrum Strategic.

Effective as of the close of business on August 31, 2011, DKR Fusion Management L.P. (“DKR”) was terminated as a trading advisor to Spectrum Strategic.

Effective August 1, 2011, JWH started trading the net assets of Spectrum Technical allocated to JWH (the “JWH Account”) in accordance with the JWH Global Analytics trading program and ceased trading the JWH Account in accordance with JWH’s Financial and Metals Portfolio.

Effective as of the close of business on May 31, 2011, DKR was terminated as a trading advisor to Spectrum Currency.

Effective May 31, 2011, Morgan Stanley & Co. Incorporated changed its name to Morgan Stanley & Co. LLC.

Ceres is required to maintain a 1% minimum interest in the equity of each Partnership and income (losses) are shared by Ceres and the limited partners based on their proportional ownership interest.